OFFSETTING ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Offsetting Assets And Liabilities [Abstract]
Offsetting of Assets [Table Text Block]	The following table presents information regarding those assets and liabilities subject to such arrangements as if the Company had presented them on a net basis as of December 31, 2020 and 2019.
(in thousands)
Offsetting of Assets
				Gross Amount Not
			Net Amount	Offset in the Balance Sheet
			of Assets	Financial
	Gross Amount	Gross Amount	Presented	Instruments	Cash
	of Recognized	Offset in the	in the	Received as	Received as	Net
	Assets	Balance Sheet	Balance Sheet	Collateral	Collateral	Amount
December 31, 2020
Interest rate swaps	$7	$-	$7	$-	$-	$7
Interest rate swaptions	17,433	-	17,433	-	(3,563)	13,870
TBA securities	3,559	-	3,559	-	(2,520)	1,039
	$20,999	$-	$20,999	$-	$(6,083)	$14,916

Offsetting of Liabilties [Table Text Block]
(in thousands)
Offsetting of Liabilities
				Gross Amount Not
			Net Amount	Offset in the Balance Sheet
			of Liabilities	Financial
	Gross Amount	Gross Amount	Presented	Instruments
	of Recognized	Offset in the	in the	Posted as	Cash Posted	Net
	Liabilities	Balance Sheet	Balance Sheet	Collateral	Collateral	Amount
December 31, 2020
Repurchase Agreements	$3,595,586	$-	$3,595,586	$(3,536,757)	$(58,829)	$-
Interest rate swaps	24,711	-	24,711	-	(19,761)	4,950
Interest rate swaptions	7,730	-	7,730	-	-	-
TBA securities	786	-	786	-	(284)	502
	$3,628,813	$-	$3,628,813	$(3,536,757)	$(78,874)	$5,452
December 31, 2019
Repurchase Agreements	$3,448,106	$-	$3,448,106	$(3,382,255)	$(65,851)	$-
Interest rate swaps	20,146	-	20,146	-	(17,450)	2,696
TBA securities	512	-	512	-	(246)	266
	$3,468,764	$-	$3,468,764	$(3,382,255)	$(83,547)	$2,962